Stockholders' Deficit (Details 1) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option, Outstanding at beginning of year
Number of options, Granted	131,200
Number of options, Outstanding at end of year	131,200